Pensions and other post-retirement benefit obligations (Tables)	6 Months Ended
Sep. 30, 2024
Employee Benefits [Abstract]
Schedule of defined benefit plan recognised in balance sheet

	30 September 2024	31 March 2024
	£m	£m
Present value of funded obligations	(17,058)	(17,601)
Fair value of plan assets	19,247	19,733
	2,189	2,132
Present value of unfunded obligations	(253)	(266)
Other post-employment liabilities	(61)	(52)
Net defined benefit asset	1,875	1,814
Presented in consolidated statement of financial position:
Assets	2,478	2,407
Liabilities	(603)	(593)
	1,875	1,814

Schedule of key actuarial assumptions

Key actuarial assumptions	30 September 2024	31 March 2024
Discount rate – UK past service	5.02%	4.87%
Discount rate – US	4.90%	5.15%
Rate of increase in RPI – UK past service	2.95%	3.05%

Schedule of reconciliation of the net defined benefit asset
The movement in the net pensions and other post-retirement benefit (OPEB) obligations position in the period can be analysed as follows:

	30 September 2024	30 September 2023
	£m	£m
Opening net defined benefit asset	1,814	1,951
Cost recognised in the income statement	(29)	(34)
Employer contributions	81	80
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	18	(257)
Other movements	(9)	(3)
Closing net defined benefit asset	1,875	1,737